Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes
Schedule of net loss before taxes

	For the years ended December 31
	2022	2021
U.S.	$(7,911,970)	$(4,808,983)
Non-U.S.	(4,158,494)	(4,249,923)
Net loss before taxes	$(12,070,464)	$(9,058,906)

Schedule of components of income tax expense

	For the years ended December 31,
	2022	2021
Current:
U.S. Federal	$—	$—
U.S. State	5,166	—
Non-U.S.	15,910
	$21,076	$—
Deferred:
U.S. Federal	$—	$—
U.S. State	—	—
Non-U.S.	—	—
	$—	$—
	—
Total income tax expense	$21,076	$—

Schedule of reconciliation of the federal income tax rate

	For the years ended December 31,
	2022	2021
Expected tax provision (benefit) at U.S. federal statutory rate	$(2,534,797)	$(1,902,004)
State income taxes, net of federal benefit	4,081	1,560
Foreign tax rate differential	(494,278)	(475,504)
Change in valuation allowance	3,146,272	2,096,141
Prior year deferred tax adjustments	—	(1,083)
Other	(99,938)	280,890
Total provision (benefit) for income taxes	$21,340	$—

Schedule of net deferred tax assets (liability)

	As of December 31,
	2022	2021
Deferred Tax Assets:
Net operating losses	$7,082,125	$4,975,559
Section 174	463,749	—
Tax credits	335,060	176,975
Equity compensation	1,660,684	1,193,450
Lease liability	12,292	—
Other - accruals	4,937	104,807
Other	14,634	11,528
Total Deferred Tax Assets	9,573,481	6,462,319
Deferred Tax Liabilities:
Capitalized internal-use software, net	(198,051)	(245,453)
Right-of-use asset	(12,082)	—
Total Deferred Tax Liabilities	(210,133)	(245,453)
Net Deferred Tax Assets	9,363,348	6,216,866
Valuation allowance	(9,363,348)	(6,216,866)
Deferred Tax Assets, Net	$—	$—